Equity Note [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stockholders Equity [Table Text Block]

Our common stock has a par value of $0.01 and there are 1,547,779 shares authorized for issuance as of December 31, 2013. Our common stock is not registered with the Securities and Exchange Commission, and there is no established public trading market for the shares. Treasury held 63.4% of Ally common stock as of December 31, 2013. The following table presents changes in the number of shares issued and outstanding.

(in shares)	2013	2012	2011
Common stock
January 1,	1,330,970	1,330,970	1,330,970
New issuances
Private placement (a)	216,667	—	—

December 31,	1,547,637	1,330,970	1,330,970

(a)	On November 20, 2013, Ally completed its private placement of its common stock for an aggregate price of $1.3 billion.

Schedule of Stock by Class [Table Text Block]

The following table summarizes information about our Series F-2, Series A, and Series G preferred stock.

December 31,	2013	2012
Mandatorily convertible preferred stock held by U.S. Department of Treasury
Series F-2 preferred stock
Carrying value ($ in millions)	$—	$5,685
Par value (per share)	0.01	0.01
Liquidation preference (per share)	50	50
Number of shares authorized	228,750,000	228,750,000
Number of shares issued and outstanding	—	118,750,000
Dividend/coupon	9%	9%
Preferred stock
Series A preferred stock (a)
Carrying value ($ in millions)	$1,021	$1,021
Par value (per share)	0.01	0.01
Liquidation preference (per share)	25	25
Number of shares authorized	160,870,560	160,870,560
Number of shares issued and outstanding	40,870,560	40,870,560
Dividend/coupon
Prior to May 15, 2016	8.5%	8.5%
On and after May 15, 2016	three month LIBOR + 6.243%	three month LIBOR + 6.243%
Series G preferred stock (b) (c)
Carrying value ($ in millions)	$234	$234
Par value (per share)	0.01	0.01
Liquidation preference (per share)	1,000	1,000
Number of shares authorized	2,576,601	2,576,601
Number of shares issued and outstanding	2,576,601	2,576,601
Dividend/coupon	7%	7%

(a)	Nonredeemable prior to May 15, 2016.

(b)	Pursuant to a registration rights agreement, we are required to maintain an effective shelf registration statement. In the event we fail to meet this obligation, we may be required to pay additional interest to the holders of the Series G Preferred Stock.

(c)	Redeemable beginning at December 31, 2011.